UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22913

COHEN & STEERS ETF TRUST

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, NY 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Cohen & Steers Real Estate Active ETF semi-annual shareholder report as of September 30, 2025 NYSE Arca | CSRE

This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Active ETF (Fund) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-866-737-6370.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Fund	$36	0.70%
How did the Fund perform during the last six months and what affected its performance?

The Fund had a 3.33% total return based on net asset value (NAV) in the six months ended September 30, 2025, compared with the FTSE Nareit All Equity REITs Index, which returned 1.72%, and the S&P 500 Index, which returned 19.96%.

Contributors to relative performance compared with the FTSE Nareit All Equity REIT Index included stock selection in the data center sector, where an overweight in Digital Realty Trust had a sizable gain. Early in the period the company reported its second-best quarter on record, and fundamentals remained strong through the period. An out-of-benchmark allocation to data center owner China-based GDS Holdings also performed well. Stock selection in offices further helped performance, due in part to an overweight in Kilroy Realty, which benefited from strong leasing velocity in its properties. Stock selection in health care aided performance as well, due primarily to an overweight in Welltower, which continued to benefit from high and rising occupancies in its senior housing facilities.

Detractors from relative performance included stock selection and an overweight in timberland companies. The sector underperformed on a muted pace of recovery in the housing market. Stock selection and an underweight in net lease companies (mostly free-standing retail landlords) also hindered performance. The sector tends to be sensitive to moves in interest rates and rose amid a modest decline in bond yields in the period. An overweight in the tower sector detracted as well. Tower stocks were pressured by news that communications company Echostar/DISH would sell some of its spectrum leases to Starlink. We believe this could lead to higher churn from DISH over the medium term, and it raised concerns about future competitive threats to tower portfolios that have overlapping satellite presence in rural markets.

Top contributors	Top detractors
Data Centers	Timber
Office	Net Lease
Health Care	Tower

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the Fund over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the reinvestment of dividends and distributions at NAV.

Fund NAV	S&P 500 Index
FTSE Nareit All Equity REITs Index
Average annual total returns (%)*
(as of September 30, 2025)
Since inception[1] (2/4/25)
Fund NAV	5.93%
S&P 500 Index	11.76%
FTSE Nareit All Equity REITs Index	3.76%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of September 30, 2025)
Net assets	$97,437,601
Number of portfolio holdings (excluding derivatives)	45
Portfolio turnover rate[1]	36%
Portfolio holdings (as of September 30, 2025)

Top ten holdings[2,3]	(%)
Welltower, Inc.	13.2%
Digital Realty Trust, Inc.	8.2%
Crown Castle, Inc.	7.7%
Host Hotels & Resorts, Inc.	4.0%
Iron Mountain, Inc.	4.0%
Prologis, Inc.	3.9%
National Storage Affiliates Trust	3.7%
SBA Communications Corp.	3.6%
Essex Property Trust, Inc.	3.4%
Invitation Homes, Inc.	3.3%

Sector diversification[2,4]	(%)
Health Care	16.3%
Infrastructure	14.4%
Residential	13.5%
Data Centers	12.0%
Retail	9.6%
Self Storage	7.0%
Industrials	6.5%
Specialty	6.4%
Hotel	5.2%
Other (includes short-term investments)	9.1%

Country diversification[2,4]	(%)
United States	92.9%
United Kingdom	1.4%
Hong Kong	1.2%
Spain	1.0%
Singapore	0.9%
Australia	0.9%
France	0.6%
China	0.5%
Other (includes short-term investments)	0.6%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	Not annualized.
[2]	Based on net assets.
[3]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[4]	Excludes derivative instruments, if any.

Cohen & Steers Preferred and Income Opportunities Active ETF semi-annual shareholder report as of September 30, 2025 NYSE Arca | CSPF

This semi-annual shareholder report contains important information about Cohen & Steers Preferred and Income Opportunities Active ETF (Fund) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-866-737-6370.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Fund	$31	0.59%
How did the Fund perform during the last six months and what affected its performance?

The Fund had a 6.98% total return based on net asset value (NAV) in the six months ended September 30, 2025, compared with the ICE Large Cap Capital Securities Index USD Hedged, which returned 5.72%, and the ICE BofA U.S. All Capital Securities Index, which returned 5.85%.

Contributors to relative performance compared with the ICE Large Cap Capital Securities USD-Hedged Index included security selection in the banking sector, led by overweight investments in certain high-coupon European bank contingent capital securities (CoCos). These CoCos benefited from declining interest rates and tightening credit spreads, supported by easing inflation and strong fundamentals (with bank profitability and asset quality at multi-year highs).

Selection in the utilities sector also added to relative returns, driven largely by out-of-index or overweight positions in well-performing U.S.-dollar denominated hybrid securities that benefited from declining interest rates and less-than-expected new issuance (which drove investor demand for existing utilities preferreds).

Security selection in the insurance sector further supported relative performance, with contributions  from overweight or out-of-benchmark positions in long-duration securities that outperformed in the lower rate/somewhat tighter credit spread environment.

There were no meaningful detractors from relative performance at the sector level during the period.

Top contributors	Top detractors
Banking	—
Utilities
Insurance

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the Fund over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the reinvestment of dividends and distributions at NAV.

Fund NAV	ICE BofA U.S. All Capital Securities Index
ICE Large Cap Capital Securities Index USD Hedged
Average annual total returns (%)*
(as of September 30, 2025)
Since inception[1] (2/4/25)
Fund NAV	7.20%
ICE BofA U.S. All Capital Securities Index	5.77%
ICE Large Cap Capital Securities Index USD Hedged	5.89%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of September 30, 2025)
Net assets	$60,858,019
Number of portfolio holdings (excluding derivatives)	221
Portfolio turnover rate[1]	31%
Portfolio holdings (as of September 30, 2025)

Top ten holdings[2,3]	(%)
ING Groep NV, 7.00% (Netherlands)	1.9%
Phillips 66 Co., 6.20%, Series B, due 3/15/2056	1.7%
Citigroup, Inc., 6.875%, Series GG	1.7%
MetLife Capital Trust IV, 7.875%, due 12/15/2037	1.7%
Phillips 66 Co., 5.875%, Series A, due 3/15/2056	1.7%
RCI Banque SA, 6.125% (France)	1.5%
Truist Financial Corp., 6.669%, Series N	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%
Bank of Montreal, 7.70%, due 5/26/2084 (Canada)	1.0%
Nomura Holdings, Inc., 7.00% (Japan)	1.0%

Sector diversification[2,4]	(%)
Banking	46.5%
Utilities	12.9%
Insurance	11.1%
Pipelines	9.2%
Telecommunications	4.7%
Energy	4.3%
Financial Services	3.3%
Real Estate	2.0%
Consumer Discretionary Products	1.8%
Other (includes short-term investments)	4.2%

Country diversification[2,4]	(%)
United States	37.9%
Canada	13.5%
France	13.2%
United Kingdom	6.7%
Germany	5.0%
Spain	4.6%
Netherlands	3.8%
Italy	2.8%
Switzerland	2.4%
Other (includes short-term investments)	10.1%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	Not annualized.
[2]	Based on net assets.
[3]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[4]	Excludes derivative instruments, if any.

Cohen & Steers Natural Resources Active ETF semi-annual shareholder report as of September 30, 2025 NYSE Arca | CSNR

This semi-annual shareholder report contains important information about Cohen & Steers Natural Resources Active ETF (Fund) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-866-737-6370.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Fund	$28	0.50%
How did the Fund perform during the last six months and what affected its performance?

The Fund had a 19.50% total return based on net asset value (NAV) in the six months ended September 30, 2025, compared with the S&P Global Natural Resources Index - net, which returned 12.93%, and the MSCI World Index - net, which returned 19.58%.

Contributors to relative performance compared with the S&P Global Natural Resources Index - net included an underweight allocation to paper packaging. The sector has historically been less sensitive to macroeconomic factors driving most natural resource companies, and it was pressured as investors embraced more cyclical stocks during the period. Security selection in diversified metals & mining also contributed, including an out-of-benchmark investment in Hudbay Minerals, which rose materially as copper prices neared record highs on supply disruptions and optimism about copper demand. An underweight allocation in timber further contributed to relative returns, led by having no investment in Weyerhaeuser, which declined as weak demand resulted in lower prices for wood products.

An out-of-benchmark allocation to packaged foods & meats detracted from relative performance. An investment in Pilgrims Pride declined as a shift in U.S. consumer demand from foodservice to retail weighed on its results. Also, a position in Bakkafrost struggled amid weaker salmon prices. An underweight to gold miners likewise detracted from relative returns. Precious metals prices benefited from global macroeconomic uncertainties and investors' desire to diversify away from the U.S. dollar. However, the negative effect of the gold underweight was partially offset by favorable stock selection in the sector. Security selection in the oil & gas refining & marketing sector further hindered relative performance, including the timing of the Fund's investments in Valero Energy.

Top contributors	Top detractors
Paper Packaging	Gold
Diversified Metals & Mining	Packaged Foods & Meats
Timber	Oil & Gas Refining & Marketing

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the Fund over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the reinvestment of dividends and distributions at NAV.

Fund NAV	MSCI World Index - net
S&P Global Natural Resources Index - net
Average annual total returns (%)*
(as of September 30, 2025)
Since inception[1] (2/4/25)
Fund NAV	18.88%
MSCI World Index - net	13.73%
S&P Global Natural Resources Index - net	13.98%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of September 30, 2025)
Net assets	$40,681,257
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate[1]	32%
Portfolio holdings (as of September 30, 2025)

Top ten holdings[2,3]	(%)
Shell PLC	6.2%
Bunge Global SA	5.1%
Newmont Corp.	4.4%
Exxon Mobil Corp.	4.2%
Chevron Corp.	4.0%
Agnico Eagle Mines Ltd.	3.4%
Reliance Industries Ltd.	3.2%
Nutrien Ltd.	3.0%
Wheaton Precious Metals Corp.	3.0%
Anglo American PLC	2.9%

Sector diversification[2,4]	(%)
Energy	34.6%
Metals & Mining	33.1%
Agribusiness	30.0%
Materials	1.6%
Industrials	0.5%
Other (includes short-term investments)	0.2%

Country diversification[2,4]	(%)
United States	51.4%
Canada	18.6%
Australia	5.7%
Brazil	5.2%
South Africa	3.7%
India	3.2%
France	2.8%
Denmark	2.3%
Norway	1.6%
Other (includes short-term investments)	5.5%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	Not annualized.
[2]	Based on net assets.
[3]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[4]	Excludes derivative instruments, if any.

(b) Not applicable.

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included in Item 7 below.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements and Additional Information

September 30, 2025

NYSE Arca tickers:

Cohen & Steers Real Estate Active ETF

Cohen & Steers Preferred and Income Opportunities Active ETF

Cohen & Steers Natural Resources Active ETF

We would like to share with you our report for the six months ended September 30, 2025. The total returns for the exchanged-traded funds (the Funds) of the Cohen & Steers ETF Trust and their respective comparative benchmarks were:

Six Months Ended September 30, 2025
Cohen & Steers Real Estate Active ETF
Net Asset Value Total Return	3.33%
Market Price Total Return	3.37%
S&P 500 Index(a)	19.96%
FTSE Nareit All Equity REITs Index(a)	1.72%

Cohen & Steers Preferred and Income Opportunities Active ETF
Net Asset Value Total Return	6.98%
Market Price Total Return	6.17%
ICE BofA U.S. All Capital Securities Index(a)	5.85%
ICE Large Cap Capital Securities Index USD Hedged(a)	5.72%

Cohen & Steers Natural Resources Active ETF
Net Asset Value Total Return	19.50%
Market Price Total Return	18.71%
MSCI World Index—net(a)	19.58%
S&P Global Natural Resources Index—net(a)	12.93%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed or sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of each Fund can be obtained by visiting our website at cohenandsteers.com. All Fund returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by each Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of each Fund’s current and accumulated earnings and profits as calculated for federal income tax purposes. Distributions in excess of each Fund’s current and accumulated earnings and profits are taxed as a return of capital.

(a)

The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance. The FTSE Nareit All Equity REITs Index contains all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria. The ICE BofA U.S. All Capital Securities Index tracks the performance of fixed rate, U.S. dollar-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market. ICE Large Cap Capital Securities Index USD Hedged is a global USD-hedged benchmark that tracks the performance of U.S. dollar, euro, or British pound denominated hybrid corporate and preferred securities publicly issued in the major domestic and eurobond markets. The MSCI World Index—net is a free-float adjusted index that measures performance of large and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes. The S&P Global Natural Resources Index—net includes the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements and is net of dividend withholding taxes.

SCHEDULE OF INVESTMENTS Cohen & Steers Real Estate Active ETF September 30, 2025 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	99.4%
DATA CENTERS	12.0%
Digital Realty Trust, Inc.		46,156	$7,979,450
Equinix, Inc.		4,051	3,172,905
GDS Holdings Ltd., (H Shares) (China)(a)		97,200	500,617

			11,652,972

DIVERSIFIED	2.1%
Goodman Group (Australia)		40,177	871,460
Sun Hung Kai Properties Ltd. (Hong Kong)		39,500	473,069
Wharf Real Estate Investment Co. Ltd. (Hong Kong)		226,000	667,956

			2,012,485

HEALTH CARE	16.3%
CareTrust REIT, Inc.		40,053	1,389,038
Omega Healthcare Investors, Inc.		38,572	1,628,510
Welltower, Inc.		72,372	12,892,348

			15,909,896

HOTEL	5.2%
Caesars Entertainment, Inc.(a)		44,890	1,213,152
Host Hotels & Resorts, Inc.		227,630	3,874,263

			5,087,415

INDUSTRIALS	6.5%
EastGroup Properties, Inc.		12,465	2,109,826
Prologis, Inc.		32,835	3,760,264
Tritax Big Box REIT PLC (United Kingdom)		253,243	492,147

			6,362,237

INFRASTRUCTURE	14.4%
American Tower Corp.		13,389	2,574,972
Cellnex Telecom SA (Spain)(b)		12,102	419,005
Crown Castle, Inc.		78,069	7,532,878
SBA Communications Corp., Class A		18,263	3,531,151

			14,058,006

OFFICE	3.6%
Empire State Realty Trust, Inc., Class A		95,955	735,015
Hudson Pacific Properties, Inc.(a)(c)		111,980	309,065
Keppel REIT (Singapore)		648,600	507,838
Kilroy Realty Corp.		21,194	895,447
Piedmont Realty Trust, Inc., Class A		113,332	1,019,988

			3,467,353

RESIDENTIAL	13.5%
American Homes 4 Rent, Class A		40,186	1,336,185
Centurion Accommodation REIT (Singapore)(a)		465,600	375,382
Equity LifeStyle Properties, Inc.		26,542	1,611,099

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued) Cohen & Steers Real Estate Active ETF September 30, 2025 (Unaudited)

		Shares	Value
Essex Property Trust, Inc.		12,277	$3,286,062
Invitation Homes, Inc.		110,125	3,229,966
Neinor Homes SA (Spain)(b)		25,514	519,415
Sun Communities, Inc.		12,387	1,597,923
UDR, Inc.		33,259	1,239,230

			13,195,262

RETAIL	9.6%
Acadia Realty Trust		135,578	2,731,897
Agree Realty Corp.		11,117	789,752
Essential Properties Realty Trust, Inc.		59,239	1,762,952
Klepierre SA (France)		16,009	623,255
Simon Property Group, Inc.		14,849	2,786,712
SITE Centers Corp.		79,435	715,709

			9,410,277

SELF STORAGE	7.0%
Extra Space Storage, Inc.		16,207	2,284,215
National Storage Affiliates Trust		120,139	3,630,600
Safestore Holdings PLC (United Kingdom)		97,895	866,316

			6,781,131

SPECIALTY	6.4%
Iron Mountain, Inc.		37,805	3,853,842
Outfront Media, Inc.		129,854	2,378,925

			6,232,767

TIMBER	2.8%
Weyerhaeuser Co.		108,851	2,698,416

TOTAL COMMON STOCK
(Identified cost—$94,820,570)			96,868,217

SHORT-TERM INVESTMENTS	0.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07%(d)		184,164	184,164
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(d)		184,109	184,109

TOTAL SHORT-TERM INVESTMENTS
(Identified cost—$368,273)			368,273

TOTAL INVESTMENTS IN SECURITIES
(Identified cost—$95,188,843)	99.8%		97,236,490
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		201,111

NET ASSETS	100.0%		$97,437,601

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued) Cohen & Steers Real Estate Active ETF September 30, 2025 (Unaudited)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	AUD	1,362,683	USD	892,653	10/27/25	$(9,361)
Brown Brothers Harriman	EUR	1,179,053	USD	1,378,867	10/27/25	(7,507)
Brown Brothers Harriman	GBP	977,535	USD	1,304,882	10/27/25	(9,986)
Brown Brothers Harriman	HKD	11,272,023	USD	1,449,278	10/27/25	(35)
Brown Brothers Harriman	SGD	1,037,566	USD	803,673	10/27/25	(2,280)

						$(29,169)

Glossary of Portfolio Abbreviations

AUD	Australia Dollar
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock—Real Estate	$96,868,217	$—	$—	$96,868,217
Short-Term Investments	—	368,273	—	368,273

Total Investments in Securities(e)	$96,868,217	$368,273	$—	$97,236,490

Forward Foreign Currency Exchange Contracts	$(29,169)	$—	$—	$(29,169)

Total Derivative Liabilities(e)	$(29,169)	$—	$—	$(29,169)

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued) Cohen & Steers Real Estate Active ETF September 30, 2025 (Unaudited)

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $938,420 which represents 1.0% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Restricted security. Aggregate holdings equal 0.3% of the net assets of the Fund. This security was acquired on June 12, 2025, at a cost of $249,715.
(d)	Rate quoted represents the annualized seven–day yield.
(e)	Portfolio holdings are disclosed individually on the Schedule of Investments.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS Cohen & Steers Preferred and Income Opportunities Active ETF September 30, 2025 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	7.3%
BANKING	2.1%
Bank of America Corp., 4.25%, Series QQ(a)		12,897	$233,049
Bank of America Corp., 4.75%, Series SS(a)		7,000	143,290
Bank of America Corp., 5.00%, Series LL(a)		4,900	104,468
Bank of America Corp., 5.375%, Series KK(a)		4,400	100,584
JPMorgan Chase & Co., 4.625%, Series LL(a)		5,200	105,404
M&T Bank Corp., 7.50%, Series J(a)		992	26,496
Morgan Stanley, 6.50%, Series P(a)		2,000	51,000
Morgan Stanley, 6.625%, Series Q(a)		7,176	185,930
Northern Trust Corp., 4.70%, Series E(a)		6,663	135,326
Wells Fargo & Co., 4.375%, Series CC(a)		2,000	36,380
Wells Fargo & Co., 4.70%, Series AA(a)		2,600	50,934
Wells Fargo & Co., 4.75%, Series Z(a)		7,000	138,180

			1,311,041

FINANCIAL SERVICES	0.5%
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)		5,220	136,973
Brookfield Finance I U.K. PLC, 4.50% (Canada)(a)		11,610	181,696

			318,669

INSURANCE	1.7%
Allstate Corp., 5.10%, Series H(a)		2,200	48,928
Aspen Insurance Holdings Ltd., 7.00% (Bermuda)(a)		18,000	453,780
Athene Holding Ltd., 4.875%, Series D(a)		3,000	54,540
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53		10,862	285,236
Lincoln National Corp., 9.00%, Series D(a)		1,193	31,817
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(b)		5,500	136,730

			1,011,031

REAL ESTATE	0.6%
Public Storage, 4.125%, Series M(a)		7,700	134,981
Public Storage, 4.625%, Series L(a)		10,900	213,967

			348,948

TELECOMMUNICATIONS	0.3%
AT&T, Inc., 4.75%, Series C(a)		6,000	119,520
AT&T, Inc., 5.00%, Series A(a)		1,800	37,710

			157,230

UTILITIES	2.1%
Algonquin Power & Utilities Corp., 8.864% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)		8,900	226,950
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)		2,200	35,970
CMS Energy Corp., 5.875%, due 10/15/78		15,000	356,700
DTE Energy Co., 6.25%, due 10/1/85, Series H		14,890	378,057
Xcel Energy, Inc., 6.25%, due 10/15/85		12,000	298,980

			1,296,657

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$4,384,986)			4,443,576

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued) Cohen & Steers Preferred and Income Opportunities Active ETF September 30, 2025 (Unaudited)

		Principal Amount*	Value
PREFERRED SECURITIES—OVER-THE-COUNTER	89.6%
BANKING	44.4%
Abanca Corp. Bancaria SA, 6.125% to 9/19/31 (Spain)(a)(b)(d)(e)		EUR 200,000	$236,238
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(a)(b)(d)(e)		EUR 200,000	256,560
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(d)(e)		EUR 200,000	252,177
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(a)(b)(d)(e)		EUR 400,000	496,690
Banco Santander SA, 4.125% to 11/12/27 (Spain)(a)(b)(d)		EUR 200,000	233,689
Banco Santander SA, 4.375% to 1/14/26 (Spain)(a)(b)(d)(e)		EUR 200,000	235,422
Banco Santander SA, 4.75% to 11/12/26, Series 0000 (Spain)(a)(b)(d)		400,000	393,514
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(d)		200,000	220,663
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)		100,000	101,368
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)		495,000	515,599
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(b)		600,000	638,318
Bank of Nova Scotia, 6.875% to 10/27/35, due 10/27/85 (Canada)(b)		200,000	199,904
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)		210,000	223,465
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(b)		80,000	84,800
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(a)(b)(d)		200,000	212,153
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(a)(b)(d)(e)		GBP 350,000	496,340
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)		GBP 200,000	283,573
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(d)		GBP 200,000	291,386
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)		200,000	227,414
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(d)(f)		200,000	182,882
BNP Paribas SA, 7.375% to 9/10/34 (France)(a)(b)(d)(f)		200,000	209,507
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)		200,000	212,350
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(d)(f)		400,000	431,462
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)		200,000	213,940
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a)(b)(d)(e)		EUR 200,000	264,174
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(b)		200,000	205,635
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)		330,000	310,095
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(b)		75,000	74,390
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(b)		1,000,000	1,031,647
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)		638,000	656,060
Citigroup, Inc., 7.00% to 8/15/34, Series DD(a)(b)		110,000	116,998
Citigroup, Inc., 7.375% to 5/15/28, Series Z(a)(b)		260,000	271,781
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)		290,000	304,867
Commerzbank AG, 6.625% to 10/9/32 (Germany)(a)(b)(d)(e)		EUR 200,000	247,660
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(d)(e)		200,000	210,350
Cooperatieve Rabobank UA, 3.25% to 12/29/26 (Netherlands)(a)(b)(d)(e)		EUR 200,000	232,462
Cooperatieve Rabobank UA, 6.50% (Netherlands)(a)(e)		EUR 94,000	127,218
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)		GBP 200,000	286,839
Credit Agricole SA, 7.125% to 9/23/35 (France)(a)(b)(d)(f)		500,000	511,064
Credit Agricole SA, 7.25% to 9/23/28 (France)(a)(b)(d)(e)		EUR 200,000	253,186
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(a)(b)(d)(e)		EUR 200,000	253,241
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)		EUR 400,000	513,551
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(d)(e)		EUR 400,000	488,847

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued) Cohen & Steers Preferred and Income Opportunities Active ETF September 30, 2025 (Unaudited)

	Principal Amount*	Value
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR 200,000	$255,012
Goldman Sachs Group, Inc., 3.80% to 5/10/26, Series T(a)(b)	75,000	74,200
Goldman Sachs Group, Inc., 4.125% to 11/10/26, Series V(a)(b)	75,000	73,852
Goldman Sachs Group, Inc., 6.85% to 2/10/30(a)(b)	100,000	103,996
Goldman Sachs Group, Inc., 7.379% to 2/10/26, Series Q(a)(b)	70,000	70,778
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a)(b)	220,000	233,797
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)	450,000	475,675
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(d)	200,000	208,096
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(a)(b)	170,000	169,731
ING Groep NV, 7.00% to 11/16/32 (Netherlands)(a)(b)(d)	1,100,000	1,135,223
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(d)(e)	200,000	208,078
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(a)(b)(d)(e)	EUR 400,000	510,608
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)	105,000	110,735
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a)(b)(d)(e)	200,000	202,443
Lloyds Banking Group PLC, 7.875% to 6/27/29 (United Kingdom)(a)(b)(d)(e)	GBP 200,000	283,314
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(d)	200,000	216,592
Lloyds Banking Group PLC, 8.50% to 3/27/28 (United Kingdom)(a)(b)(d)	GBP 200,000	285,294
M&T Bank Corp., 3.50% to 9/1/26, Series I(a)(b)	80,000	77,285
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(d)(e)	GBP 200,000	278,979
NatWest Group PLC, 7.625% to 9/30/35 (United Kingdom)(a)(b)(d)(e)	GBP 200,000	271,417
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(d)	200,000	225,471
Piraeus Financial Holdings SA, 6.75% to 12/30/30 (Greece)(a)(b)(d)(e)	EUR 200,000	246,169
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)	225,000	226,969
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)	70,000	71,246
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)	153,000	157,243
RCI Banque SA, 6.125% to 9/24/30 (France)(a)(b)(d)(e)	EUR 800,000	939,497
Royal Bank of Canada, 6.50% to 11/24/35, due 11/24/85 (Canada)(b)	500,000	495,591
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(b)	450,000	464,673
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(d)(f)	400,000	377,905
Societe Generale SA, 6.125% to 3/17/32 (France)(a)(b)(d)(e)	EUR 300,000	353,739
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)	480,000	483,974
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(d)(f)	300,000	314,783
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)	60,000	62,488
State Street Corp., 6.70% to 9/15/29, Series J(a)(b)	43,000	44,979
Svenska Handelsbanken AB, 4.375% to 3/1/27 (Sweden)(a)(b)(d)(e)	200,000	197,024
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(d)(e)	200,000	190,802
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)	200,000	215,352
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85 (Canada)(b)	500,000	501,773
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)	275,000	291,033
Truist Financial Corp., 6.669% to 3/1/26, Series N(a)(b)	700,000	704,034
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)	200,000	206,989
UBS Group AG, 7.00% to 2/5/35 (Switzerland)(a)(b)(d)(f)	200,000	204,092
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(d)(f)	400,000	432,368
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)	400,000	442,278
UniCredit SpA, 3.875% to 6/3/27 (Italy)(a)(b)(d)(e)	EUR 400,000	463,965

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued) Cohen & Steers Preferred and Income Opportunities Active ETF September 30, 2025 (Unaudited)

		Principal Amount*	Value
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(b)		154,000	$152,687
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)		70,000	75,028

			26,996,736

CONSUMER DISCRETIONARY PRODUCTS	1.8%
Volkswagen International Finance NV, 3.875% to 6/17/29 (Germany)(a)(b)(e)		EUR 200,000	230,293
Volkswagen International Finance NV, 5.493% to 11/15/30 (Germany)(a)(b)(e)		EUR 300,000	364,359
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(e)		EUR 300,000	385,474
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(e)		EUR 100,000	135,652

			1,115,778

ENERGY	4.3%
BP Capital Markets PLC, 3.25% to 3/22/26(a)(b)(e)		EUR 300,000	352,866
BP Capital Markets PLC, 3.625% to 3/22/29(a)(b)(e)		EUR 300,000	352,361
BP Capital Markets PLC, 4.375% to 8/19/31(a)(b)(e)		EUR 200,000	239,374
OMV AG, 4.37% to 10/1/30 (Austria)(a)(b)(e)		EUR 400,000	480,151
Repsol Europe Finance SARL, 4.50% to 3/26/31 (Spain)(a)(b)(e)		EUR 300,000	361,392
Sunoco LP, 7.875% to 9/18/30(a)(b)(f)		270,000	274,416
TotalEnergies SE, 2.00% to 6/4/30 (France)(a)(b)(e)		EUR 100,000	108,998
TotalEnergies SE, 2.125% to 7/25/32, Series NC12 (France)(a)(b)(e)		EUR 200,000	206,862
TotalEnergies SE, 3.369% to 10/6/26 (France)(a)(b)(e)		EUR 200,000	235,876

			2,612,296

FINANCIAL SERVICES	2.8%
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(b)		200,000	195,099
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)		265,000	244,688
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(b)(f)		225,000	221,716
Brookfield Finance, Inc., 6.30% to 10/15/34, due 1/15/55 (Canada)(b)		250,000	248,252
ILFC E-Capital Trust II, 6.52% (3 Month USD Term SOFR + 2.062%), due 12/21/65(c)(f)		200,000	171,792
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(a)(b)(d)		600,000	621,832

			1,703,379

HEALTH CARE	0.7%
CVS Health Corp., 6.75% to 9/10/34, due 12/10/54(b)		109,000	112,689
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(b)		300,000	315,433

			428,122

INSURANCE	9.4%
Allianz SE, 6.55% to 10/30/33 (Germany)(a)(b)(d)(f)		200,000	206,662
American National Group, Inc., 7.00% to 12/1/30, due 12/1/55(b)		90,000	92,855
Athene Holding Ltd., 6.875% to 3/28/35, due 6/28/55(b)		175,000	179,448
Athora Netherlands NV, 5.375% to 5/31/27, due 8/31/32 (Netherlands)(b)(e)		EUR 300,000	364,421
AXA SA, 4.25% to 9/10/32, due 3/10/43 (France)(b)(e)		EUR 150,000	181,301
AXA SA, 5.75% to 6/2/30 (France)(a)(b)(d)(e)		EUR 400,000	490,997
AXA SA, 6.375% to 7/16/33 (France)(a)(b)(d)(e)		EUR 400,000	506,808

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued) Cohen & Steers Preferred and Income Opportunities Active ETF September 30, 2025 (Unaudited)

		Principal Amount*	Value
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)		450,000	$461,586
Credit Agricole Assurances SA, 6.25% to 6/17/35 (France)(a)(b)(d)(e)		EUR 100,000	123,252
Generali, 5.50% to 10/27/27, due 10/27/47 (Italy)(b)(e)		EUR 100,000	123,493
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(b)(f)		250,000	246,315
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(f)		70,000	74,182
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)		175,000	188,445
MetLife Capital Trust IV, 7.875%, due 12/15/37(f)		920,000	1,030,521
Nippon Life Insurance Co., 6.50% to 4/30/35, due 4/30/55 (Japan)(b)(f)		200,000	215,538
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(d)(e)		200,000	195,582
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)		80,000	78,183
SBL Holdings, Inc., 9.508% to 5/13/30(a)(b)(f)		150,000	156,681
Sumitomo Life Insurance Co., 5.875% to 9/10/35, due 9/10/55 (Japan)(b)(f)		200,000	203,755
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)		350,000	372,312
Zurich Finance Ireland II DAC, 6.25% to 5/22/35, due 11/22/55 (Ireland)(b)(e)		200,000	212,777

			5,705,114

MATERIALS	0.4%
FMC Corp., 8.45% to 8/1/30(b)		250,000	264,192

PIPELINES	9.2%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b)		250,000	249,060
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		250,000	252,887
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(b)		500,000	531,009
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(b)		85,000	97,423
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)		295,000	294,842
Energy Transfer LP, 6.75% to 11/15/35, due 2/15/56(b)		100,000	99,921
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)		300,000	310,564
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(b)		235,000	251,299
Enterprise Products Operating LLC, 7.433% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(c)		60,000	60,048
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(b)		1,030,000	1,022,764
Phillips 66 Co., 6.20% to 12/15/35, due 3/15/56, Series B(b)		1,030,000	1,033,729
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)		570,000	595,972
Transcanada Trust, 5.30% to 3/15/27, due 3/15/77 (Canada)(b)		250,000	249,465
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		200,000	200,868
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)		384,000	380,843

			5,630,694

REAL ESTATE	1.4%
Unibail-Rodamco-Westfield SE, 4.75% to 6/11/31 (France)(a)(b)(e)		EUR 300,000	358,047
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(a)(b)(e)		EUR 400,000	482,555

			840,602

TELECOMMUNICATIONS	4.4%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(b)		205,000	212,950
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(b)		265,000	277,227

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued) Cohen & Steers Preferred and Income Opportunities Active ETF September 30, 2025 (Unaudited)

		Principal Amount*	Value
Orange SA, 5.00% to 10/1/26 (France)(a)(b)(e)		EUR 100,000	$119,796
Orange SA, 5.375% to 1/18/30 (France)(a)(b)(e)		EUR 200,000	251,904
Rogers Communications, Inc., 7.00% to 2/14/30, due 4/15/55 (Canada)(b)		105,000	109,620
Rogers Communications, Inc., 7.125% to 2/14/35, due 4/15/55 (Canada)(b)		287,000	304,385
Telefonica Europe BV, 6.75% to 6/7/31 (Spain)(a)(b)(e)		EUR 100,000	131,391
Telefonica Europe BV, 7.125% to 8/23/28 (Spain)(a)(b)(e)		EUR 100,000	128,966
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(b)		300,000	308,937
TELUS Corp., 7.00% to 7/15/35, due 10/15/55 (Canada)(b)		575,000	606,948
Vodafone Group PLC, 5.125% to 12/4/50, due 6/4/81 (United Kingdom)(b)		150,000	118,461
Vodafone Group PLC, 6.50% to 5/30/29, due 8/30/84 (United Kingdom)(b)(e)		EUR 100,000	128,284

			2,698,869

UTILITIES	10.8%
AES Corp., 6.95% to 4/15/30, due 7/15/55(b)		200,000	196,775
AES Corp., 7.60% to 10/15/29, due 1/15/55(b)		120,000	124,570
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		120,000	117,185
Alliant Energy Corp., 5.75% to 1/1/31, due 4/1/56(b)		170,000	170,385
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(b)(f)		275,000	284,920
American Electric Power Co., Inc., 5.80% to 12/15/30, due 3/15/56, Series C(b)		450,000	449,548
American Electric Power Co., Inc., 6.05% to 12/15/35, due 3/15/56, Series D(b)		170,000	170,664
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)		455,000	420,734
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)		100,000	98,752
Dominion Energy, Inc., 6.20% to 11/15/35, due 2/15/56(b)		315,000	317,352
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)		220,000	230,389
EDP SA, 4.50% to 11/27/31, due 5/27/55 (Portugal)(b)(e)		EUR 100,000	118,974
EDP SA, 5.943% to 1/23/28, due 4/23/83 (Portugal)(b)(e)		EUR 100,000	124,503
Electricite de France SA, 5.625% to 6/17/32 (France)(a)(b)(e)		EUR 400,000	493,580
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		75,000	75,483
Enel SpA, 6.375% to 4/16/28 (Italy)(a)(b)(e)		EUR 250,000	315,286
Enel SpA, 6.625% to 4/16/31 (Italy)(a)(b)(e)		EUR 200,000	265,257
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)		75,000	78,503
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(b)		350,000	359,060
Iberdrola International BV, 2.25% to 1/28/29, Series NC8 (Spain)(a)(b)(e)		EUR 100,000	112,306
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(b)		125,000	129,907
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(b)		185,000	196,152
RWE AG, 4.125% to 6/18/30, due 6/18/55 (Germany)(b)(e)		EUR 400,000	476,674
Sempra, 4.125% to 1/1/27, due 4/1/52(b)		210,000	204,849
Sempra, 6.375% to 1/1/31, due 4/1/56(b)		350,000	359,399
Sempra, 6.40% to 7/1/34, due 10/1/54(b)		400,000	409,282
Sempra, 6.875% to 7/1/29, due 10/1/54(b)		185,000	191,944
Southern Co., 4.00% to 10/15/25, due 1/15/51, Series B(b)		75,000	74,814

			6,567,247

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER
(Identified cost—$52,616,561)			54,563,029

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued) Cohen & Steers Preferred and Income Opportunities Active ETF September 30, 2025 (Unaudited)

		Shares	Value
SHORT-TERM INVESTMENTS	3.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07%(g)		931,912	$931,912
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(g)		932,000	932,000

TOTAL SHORT-TERM INVESTMENTS
(Identified cost—$1,863,912)			1,863,912

TOTAL INVESTMENTS IN SECURITIES
(Identified cost—$58,865,459)	100.0%		60,870,517
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)		(12,498)

NET ASSETS	100.0%		$60,858,019

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	13,256,821	USD	15,503,454	10/27/25	$(84,403)
Brown Brothers Harriman	EUR	211,432	USD	248,314	10/27/25	(295)
Brown Brothers Harriman	GBP	1,823,225	USD	2,433,768	10/27/25	(18,626)

						$(103,324)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
GBP	British Pound
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued) Cohen & Steers Preferred and Income Opportunities Active ETF September 30, 2025 (Unaudited)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded:
Utilities	$997,677	$298,980	$—	$1,296,657
Other Industries	3,146,919	—	—	3,146,919
Preferred Securities—Over-the-Counter	—	54,563,029	—	54,563,029
Short-Term Investments	—	1,863,912	—	1,863,912

Total Investments in Securities(h)	$4,144,596	$56,725,921	$—	$60,870,517

Forward Foreign Currency Exchange Contracts	$(103,324)	$—	$—	$(103,324)

Total Derivative Liabilities(h)	$(103,324)	$—	$—	$(103,324)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)	Variable rate. Rate shown is in effect at September 30, 2025.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $19,641,931 or 32.3% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $18,910,739 which represents 31.1% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $7,769,118 which represents 12.8% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Rate quoted represents the annualized seven–day yield.
(h)	Portfolio holdings are disclosed individually on the Schedule of Investments.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS Cohen & Steers Natural Resources Active ETF September 30, 2025 (Unaudited)

		Shares	Value
COMMON STOCK	99.7%
AGRIBUSINESS	29.9%
AGRICULTURAL PRODUCTS	5.1%
Bunge Global SA		25,517	$2,073,256

CONSTRUCTION MACHINERY & HEAVY TRUCKS	3.5%
AGCO Corp.		10,204	1,092,542
Kubota Corp. (Japan)		28,100	353,994

			1,446,536

FERTILIZERS & AGRICULTURAL CHEMICALS	9.7%
Albemarle Corp.		2,134	173,025
CF Industries Holdings, Inc.		3,120	279,864
Corteva, Inc.		17,128	1,158,367
Mosaic Co.		31,590	1,095,541
Nutrien Ltd. (Canada)		20,833	1,223,105

			3,929,902

PACKAGED FOODS & MEATS	11.6%
Bakkafrost P (Faroe Islands)		20,238	927,583
Hormel Foods Corp.		14,168	350,516
JBS NV, Class A(a)		36,943	551,559
Minerva SA (Brazil)(a)		265,981	337,333
Mowi ASA (Norway)		31,284	660,818
Pilgrim’s Pride Corp.		5,047	205,514
Smithfield Foods, Inc.		46,036	1,080,925
WH Group Ltd. (Hong Kong)(b)		565,500	612,593

			4,726,841

TOTAL AGRIBUSINESS			12,176,535

ENERGY	34.6%
COAL & CONSUMABLE FUELS	1.7%
Cameco Corp. (Canada)		6,983	585,594
Denison Mines Corp. (Canada)(a)		37,548	103,257

			688,851

INTEGRATED OIL & GAS	22.8%
BP PLC		103,834	594,544
Cenovus Energy, Inc. (Canada)		27,980	475,079
Chevron Corp.		10,518	1,633,340
Exxon Mobil Corp.		15,100	1,702,525
Petroleo Brasileiro SA—Petrobras, ADR (Brazil)		14,623	185,127
Shell PLC		70,428	2,506,727
Suncor Energy, Inc. (Canada)		24,800	1,037,833
TotalEnergies SE (France)		18,784	1,140,821

			9,275,996

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued) Cohen & Steers Natural Resources Active ETF September 30, 2025 (Unaudited)

		Shares	Value
OIL & GAS EQUIPMENT & SERVICES	0.7%
Tenaris SA		15,239	$271,770

OIL & GAS EXPLORATION & PRODUCTION	4.5%
Canadian Natural Resources Ltd. (Canada)		9,073	290,112
EOG Resources, Inc.		4,839	542,549
Expand Energy Corp.		6,544	695,234
Venture Global, Inc., Class A		21,359	303,084

			1,830,979

OIL & GAS REFINING & MARKETING	4.6%
Marathon Petroleum Corp.		2,955	569,547
Reliance Industries Ltd., GDR (India)(b)		21,056	1,284,416

			1,853,963

OIL & GAS STORAGE & TRANSPORTATION	0.3%
Keyera Corp. (Canada)		4,447	145,070

TOTAL ENERGY			14,066,629

INDUSTRIALS	0.5%
TRANSPORTATION	0.5%
Kirby Corp.(a)		2,201	183,674

MATERIALS	1.6%
MATERIALS	0.7%
Interfor Corp. (Canada)(a)		40,824	297,739

PAPER PACKAGING	0.9%
International Paper Co.		7,698	357,187

TOTAL MATERIALS			654,926

METALS & MINING	33.1%
ALUMINUM	1.9%
Alcoa Corp.		2,572	84,593
Century Aluminum Co.(a)		14,717	432,091
Constellium SE(a)		16,936	252,008

			768,692

DIVERSIFIED METALS & MINING	13.8%
Anglo American PLC (South Africa)		32,026	1,199,548
BHP Group Ltd. (Australia)		40,398	1,136,884
Capstone Copper Corp. (Canada)(a)		36,065	306,308
Foran Mining Corp. (Canada)(a)		43,003	120,200
Freeport-McMoRan, Inc.		1,600	62,752
Glencore PLC (Australia)(a)		258,442	1,187,328
Hudbay Minerals, Inc. (Canada)		30,716	465,253
Teck Resources Ltd., Class B (Canada)		25,622	1,124,550

			5,602,823

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued) Cohen & Steers Natural Resources Active ETF September 30, 2025 (Unaudited)

		Shares	Value
GOLD	13.3%
Agnico Eagle Mines Ltd. (Canada)		8,178	$1,378,484
Coeur Mining, Inc.(a)		29,026	544,528
Newmont Corp.		21,143	1,782,566
Perpetua Resources Corp.(a)		25,415	514,146
Wheaton Precious Metals Corp. (Brazil)		10,780	1,205,635

			5,425,359

PRECIOUS METALS & MINERALS	0.8%
Valterra Platinum Ltd. (South Africa)		4,535	323,253

STEEL	3.3%
ArcelorMittal SA (Luxembourg)		9,350	335,688
Cleveland-Cliffs, Inc.(a)		19,367	236,277
POSCO Holdings, Inc. (South Korea)		1,156	227,402
Reliance, Inc.		631	177,204
Vale SA, ADR (Brazil)		35,792	388,701

			1,365,272

TOTAL METALS & MINING			13,485,399

TOTAL COMMON STOCK
(Identified cost—$34,944,877)			40,567,163

WARRANTS—AGRIBUSINESS—PACKAGED FOODS & MEATS	0.1%
Minerva SA, exercise price $5.17, expires 4/7/28 (Brazil)(a)		35,052	19,429

TOTAL WARRANTS
(Identified cost—$0)			19,429

SHORT-TERM INVESTMENTS	0.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07%(c)		48,885	48,885
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(c)		46,000	46,000

TOTAL SHORT-TERM INVESTMENTS
(Identified cost—$94,885)			94,885

TOTAL INVESTMENTS IN SECURITIES
(Identified cost—$35,039,762)	100.0%		40,681,477
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)		(220)

NET ASSETS	100.0%		$40,681,257

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued) Cohen & Steers Natural Resources Active ETF September 30, 2025 (Unaudited)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$40,567,163	$—	$—	$40,567,163
Warrants	19,429	—	—	19,429
Short-Term Investments	—	94,885	—	94,885

Total Investments in Securities(d)	$40,586,592	$94,885	$—	$40,681,477

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,897,009 which represents 4.7% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Rate quoted represents the annualized seven–day yield.
(d)	Portfolio holdings are disclosed individually on the Schedule of Investments.

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2025 (Unaudited)

	Cohen & Steers Real Estate Active ETF	Cohen & Steers Preferred and Income Opportunities Active ETF	Cohen & Steers Natural Resources Active ETF
ASSETS:
Investments in securities, at value(a)	$97,236,490	$60,870,517	$40,681,477
Cash	30	207,078	1,955
Foreign currency, at value(b)	1,850	14,759	71,844
Receivable for:
Dividends and interest	274,785	712,722	27,163
Investment securities sold	—	453,625	204,600

Total Assets	97,513,155	62,258,701	40,987,039

LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	29,169	103,324	—
Payable for:
Investment advisory fees	46,385	22,234	10,957
Investment securities purchased	—	1,275,124	294,825

Total Liabilities	75,554	1,400,682	305,782

NET ASSETS	$97,437,601	$60,858,019	$40,681,257

NET ASSETS consist of:
Paid-in capital	$96,003,638	$59,144,406	$34,850,017
Total distributable earnings/(accumulated loss)	1,433,963	1,713,613	5,831,240

NET ASSETS	$97,437,601	$60,858,019	$40,681,257

SHARES OUTSTANDING	3,750,000	2,350,000	1,400,000

NET ASSET VALUE PER SHARE	$25.98	$25.90	$29.06

MARKET PRICE PER SHARE	$26.05	$25.99	$29.06

(a) Investments in securities, at cost	$95,188,843	$58,865,459	$35,039,762

(b) Foreign currency, at cost	$1,849	$14,713	$71,486

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2025 (Unaudited)

	Cohen & Steers Real Estate Active ETF	Cohen & Steers Preferred and Income Opportunities Active ETF	Cohen & Steers Natural Resources Active ETF
Investment Income:
Dividend income	$910,456	$128,091	$617,227
Interest income	—	1,050,864	—
Foreign withholding tax	(4,721)	(492)	(27,094)

Total Investment Income	905,735	1,178,463	590,133

Expenses:
Investment advisory fees	207,354	152,213	123,618

Total Expenses	207,354	152,213	123,618
Reduction of Expenses (See Note 2)	(25,919)	(32,472)	(35,320)

Net Expenses	181,435	119,741	88,298

Net Investment Income (Loss)	724,300	1,058,722	501,835

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	(618,548)	376,404	(6,204)
In-kind redemptions	345,887	—	422,126
Forward foreign currency exchange contracts	(24,075)	(559,194)	—
Foreign currency transactions	1,605	17,843	68

Net realized gain (loss)	(295,131)	(164,947)	415,990

Net change in unrealized appreciation (depreciation) on:
Investments in securities	1,849,728	1,956,910	5,685,606
Forward foreign currency exchange contracts	(31,589)	(110,018)	—
Foreign currency translations	139	(539)	590

Net change in unrealized appreciation (depreciation)	1,818,278	1,846,353	5,686,196

Net Realized and Unrealized Gain (Loss)	1,523,147	1,681,406	6,102,186

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,247,447	$2,740,128	$6,604,021

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited) Cohen & Steers Real Estate Active ETF

	For the Six Months Ended September 30, 2025	For the Period February 4, 2025(a) through March 31, 2025
Change in Net Assets:
From Operations:
Net investment income (loss)	$724,300	$124,701
Net realized gain (loss)	(295,131)	(85,073)
Net change in unrealized appreciation (depreciation)	1,818,278	200,339

Net increase (decrease) in net assets resulting from operations	2,247,447	239,967

Distributions to shareholders	(928,750)	(124,701)
Tax return of capital to shareholders	—	(29,199)

Total distributions	(928,750)	(153,900)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	71,929,380	24,003,457

Total increase (decrease) in net assets	73,248,077	24,089,524
Net Assets:
Beginning of period	24,189,524	100,000

End of period	$97,437,601	$24,189,524

(a)	Commencement of investment operations.

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited) Cohen & Steers Preferred and Income Opportunities Active ETF

	For the Six Months Ended September 30, 2025	For the Period February 4, 2025(a) through March 31, 2025
Change in Net Assets:
From Operations:
Net investment income (loss)	$1,058,722	$148,882
Net realized gain (loss)	(164,947)	(226,204)
Net change in unrealized appreciation (depreciation)	1,846,353	58,275

Net increase (decrease) in net assets resulting from operations	2,740,128	(19,047)

Distributions to Shareholders	(1,126,900)	(159,850)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	33,153,961	26,269,727

Total increase (decrease) in net assets	34,767,189	26,090,830
Net Assets:
Beginning of period	26,090,830	—

End of period	$60,858,019	$26,090,830

(a)	Commencement of investment operations.

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited) Cohen & Steers Natural Resources Active ETF

	For the Six Months Ended September 30, 2025	For the Period February 4, 2025(a) through March 31, 2025
Change in Net Assets:
From Operations:
Net investment income (loss)	$501,835	$85,811
Net realized gain (loss)	415,990	(71,942)
Net change in unrealized appreciation (depreciation)	5,686,196	(43,991)

Net increase (decrease) in net assets resulting from operations	6,604,021	(30,122)

Distributions to Shareholders	(641,175)	(85,800)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	18,638,306	16,196,027

Total increase (decrease) in net assets	24,601,152	16,080,105
Net Assets:
Beginning of period	16,080,105	—

End of period	$40,681,257	$16,080,105

(a)	Commencement of investment operations.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (Unaudited) Cohen & Steers Real Estate Active ETF

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Per Share Operating Data:	For the Six Months Ended September 30, 2025		For the Period February 4, 2025(a) through March 31, 2025
Net asset value, beginning of period	$25.46		$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.36		0.16
Net realized and unrealized gain (loss)	0.49		0.46

Total from investment operations	0.85		0.62

Less dividends and distributions to shareholders from:

Net investment income	(0.33)		(0.12)

Tax return of capital	—		(0.04)

Total dividends and distributions to shareholders	(0.33)		(0.16)

Net increase (decrease) in net asset value	0.52		0.46

Net asset value, end of period	$25.98		$25.46

Market price, end of period	$26.05		$25.52

Net asset value total return(c)	3.33%		2.51%

Market price total return(c)	3.37%		2.73%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$97.4		$24.2

Ratios to average daily net assets:

Expenses (before expense reduction)	0.80	%(d)	0.80	%(d)

Expenses (net of expense reduction)	0.70	%(d)	0.70	%(d)

Net investment income (loss) (before expense reduction)	2.69	%(d)	4.18	%(d)

Net investment income (loss) (net of expense reduction)	2.79	%(d)	4.28	%(d)

Portfolio turnover rate(e)	36%		11%

(a)	Commencement of investment operations.
(b)	Calculation based on average shares outstanding.
(c)

Net asset value total return measures the change in net asset value per share over the period indicated. Market price total return is computed based upon the Fund’s market price per share and excludes the effects of brokerage commissions. Dividends and distributions are assumed, for purposes of these calculations, to be reinvested at net asset value. Total returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for the periods less than one year, if applicable, and does not include in-kind transactions, if any.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (Unaudited) Cohen & Steers Preferred and Income Opportunities Active ETF

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Per Share Operating Data:	For the Six Months Ended September 30, 2025		For the Period February 4, 2025(a) through March 31, 2025
Net asset value, beginning of period	$24.85		$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.66		0.20
Net realized and unrealized gain (loss)	1.06		(0.15)

Total from investment operations	1.72		0.05

Less dividends and distributions to shareholders from:

Net investment income	(0.67)		(0.20)

Total dividends and distributions to shareholders	(0.67)		(0.20)

Net increase (decrease) in net asset value	1.05		(0.15)

Net asset value, end of period	$25.90		$24.85

Market price, end of period	$25.99		$25.13

Net asset value total return(c)	6.98%		0.20%

Market price total return(c)	6.17%		1.33%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$60.9		$26.1

Ratios to average daily net assets:

Expenses (before expense reduction)	0.75	%(d)	0.75	%(d)

Expenses (net of expense reduction)	0.59	%(d)	0.59	%(d)

Net investment income (loss) (before expense reduction)	5.06	%(d)	5.16	%(d)

Net investment income (loss) (net of expense reduction)	5.22	%(d)	5.32	%(d)

Portfolio turnover rate(e)	31%		7%

(a)	Commencement of investment operations.
(b)	Calculation based on average shares outstanding.
(c)

Net asset value total return measures the change in net asset value per share over the period indicated. Market price total return is computed based upon the Fund’s market price per share and excludes the effects of brokerage commissions. Dividends and distributions are assumed, for purposes of these calculations, to be reinvested at net asset value. Total returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for the periods less than one year, if applicable, and does not include in-kind transactions, if any.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (Unaudited) Cohen & Steers Natural Resources Active ETF

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Per Share Operating Data:	For the Six Months Ended September 30, 2025		For the Period February 4, 2025(a) through March 31, 2025
Net asset value, beginning of period	$24.74		$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.37		0.14
Net realized and unrealized gain (loss)	4.42		(0.27)

Total from investment operations	4.79		(0.13)

Less dividends and distributions to shareholders from:

Net investment income	(0.47)		(0.13)

Total dividends and distributions to shareholders	(0.47)		(0.13)

Net increase (decrease) in net asset value	4.32		(0.26)

Net asset value, end of period	$29.06		$24.74

Market price, end of period	$29.06		$24.91

Net asset value total return(c)	19.50%		–0.52%

Market price total return(c)	18.71%		0.15%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$40.7		$16.1

Ratios to average daily net assets:

Expenses (before expense reduction)	0.70	%(d)	0.70	%(d)

Expenses (net of expense reduction)	0.50	%(d)	0.50	%(d)

Net investment income (loss) (before expense reduction)	2.64	%(d)	3.70	%(d)

Net investment income (loss) (net of expense reduction)	2.84	%(d)	3.90	%(d)

Portfolio turnover rate(e)	32%		15%

(a)	Commencement of investment operations.
(b)	Calculation based on average shares outstanding.
(c)

Net asset value total return measures the change in net asset value per share over the period indicated. Market price total return is computed based upon the Fund’s market price per share and excludes the effects of brokerage commissions. Dividends and distributions are assumed, for purposes of these calculations, to be reinvested at net asset value. Total returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for the periods less than one year, if applicable, and does not include in-kind transactions, if any.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers ETF Trust (the Trust) is a statutory trust organized under the laws of the State of Maryland on October 28, 2013 and is registered under the Investment Company Act of 1940 (the 1940 Act). Each of Cohen & Steers Real Estate Active ETF (Real Estate Active ETF), Cohen & Steers Preferred and Income Opportunities Active ETF (Preferred and Income Opportunities Active ETF) and Cohen & Steers Natural Resources Active ETF (Natural Resources Active ETF), each a “Fund” and collectively the “Funds”, are a separate series of the Trust and are non-diversified (as defined in the 1940 Act) exchange-traded funds (ETFs). The Trust had no assets until November 20, 2024 when Real Estate Active ETF sold 4,000 shares for $100,000 to Cohen & Steers Capital Management, Inc. (the investment advisor). The Funds commenced investment operations on February 4, 2025.

The organization and offering costs associated with the establishment and offering of the Funds generally include any legal costs associated with registering each Fund, among others. These organization and offering costs were paid by the investment advisor and will not be subject to reimbursement by the Funds.

Real Estate Active ETF’s investment objective is total return through investment in real estate securities. Preferred and Income Opportunities Active ETF’s investment objective is to seek total return (high current income and capital appreciation). Natural Resources Active ETF’s investment objective is to seek total return.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Funds are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The Board of Trustees has designated the investment advisor as each Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, each Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Each Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that each Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of each Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Funds’ investments as of September 30, 2025 are disclosed in each Fund’s Schedule of Investments.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Funds are informed after the ex-dividend date. Distributions from real estate investment trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts.

Foreign Currency Translations: The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any), currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Funds are permitted to enter into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Funds as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Preferred and Income Opportunities Active ETF has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

As of September 30, 2025, Natural Resources Active ETF did not have any forward foreign currency exchange contracts outstanding.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly, other than in respect of Preferred and Income Opportunities Active ETF, which are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of each Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Funds’ tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for the current tax year and has concluded that as of September 30, 2025, no additional provisions for income tax are required in the Funds’ financial statements. The Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as each Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Funds with day-to-day investment decisions and generally

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

manages each Fund’s investments in accordance with the stated policies of the Funds, subject to the supervision of the Board of Trustees. The investment advisor also performs certain administrative services for each Fund and provides persons satisfactory to the Board of Trustees to serve as officers of each Fund. Such officers, as well as certain Trustees of the Trust, may also be trustees, officers, or employees of the investment advisor. With respect to the Real Estate Active ETF, the investment advisor is also responsible for supervising the investment subadvisors.

For the services provided to each Fund, the investment advisor receives a fee, accrued daily and paid monthly based on the average daily net assets of the Fund at the following rates:

Fee
Real Estate Active ETF	0.80%
Preferred and Income Opportunities Active ETF	0.75%
Natural Resources Active ETF	0.70%

For the six months ended September 30, 2025 and through June 30, 2027, the investment advisor has contractually agreed to waive the management fee and/or reimburse the Funds so that the Funds’ total annual operating expenses do not exceed the following amounts:

Fee
Real Estate Active ETF	0.70%
Preferred and Income Opportunities Active ETF	0.59%
Natural Resources Active ETF	0.50%

This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Trustees and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

For the six months ended September 30, 2025, fees waived and/or expenses reimbursed are as follows:

Expenses Waived/ Reimbursed
Real Estate Active ETF	$25,919
Preferred and Income Opportunities Active ETF	32,472
Natural Resources Active ETF	35,320

In return for the investment advisory fee (which is sometimes referred to as a unitary or unified fee), the investment advisor has agreed to bear all operating costs of each Fund other than the following expenses, which will be borne by the Fund: the investment advisory fee, payments made under the Fund’s distribution and service plan pursuant to Rule 12b-1 under the 1940 Act (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses, and, upon approval of the Board of Trustees, extraordinary expenses.

The investment advisor may bear operating fees and expenses for which the investment advisor is responsible as described above through a Fund’s payment of such fees and expenses and a corresponding reduction in the investment advisory fee payable by that Fund to the investment advisor.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the Subadvisors), affiliates of the investment advisor, the Subadvisors are responsible for managing the Real Estate Active ETF’s investments in certain non-U.S. holdings. For their services provided under the subadvisory agreements, the investment advisor (not the Real Estate Active ETF) pays a Subadvisor 50% of the investment advisory fee received from the Real Estate Active ETF with respect to the assets managed by that Subadvisor.

Trustees’ and Officers’ Fees: Certain trustees and officers of the Funds are also trustees, officers, and/or employees of the investment advisor. The Funds do not pay compensation to interested trustees and officers affiliated with the investment advisor.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding in-kind transactions and short-term investments, for the six months ended September 30, 2025 were as follows:

	Purchases	Sales
Real Estate Active ETF	$24,873,035	$19,010,748
Preferred and Income Opportunities Active ETF	44,545,147	12,294,826
Natural Resources Active ETF	14,185,167	10,655,518

For the six months ended September 30, 2025, the cost of in-kind purchases and proceeds from in-kind redemptions are as follows:

	In-Kind Purchases	In-Kind Redemptions
Real Estate Active ETF	$69,355,390	$3,476,419
Preferred and Income Opportunities Active ETF	—	—
Natural Resources Active ETF	18,158,016	3,138,809

Note 4. Derivative Investments

The following tables present the value of derivatives held at September 30, 2025 and the effect of derivatives held during the six months ended September 30, 2025, if any, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Real Estate Active ETF
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts(a)	—	$—	Unrealized depreciation	$29,169

Preferred and Income Opportunities Active ETF
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts(a)	—	—	Unrealized depreciation	103,324

(a)	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting agreement or another similar arrangement.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Real Estate Active ETF
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	$(24,075)	$(31,589)

Preferred and Income Opportunities Active ETF
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	(559,194)	(110,018)

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following summarizes the monthly average volume of each Fund’s forward foreign currency exchange contracts activity for the six months ended September 30, 2025:

Average Notional Amount
Real Estate Active ETF(a)	$3,182,563
Preferred and Income Opportunities Active ETF(a)	$13,227,776

(a)

Average notional amounts represent the average for all months in which the Fund had forward foreign currency exchange contracts outstanding at month-end. For the period, this represents six months for forward foreign currency exchange contracts.

Note 5. Capital Share Transactions

As of September 30, 2025, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with a par value $0.00001 per share. Fund shares are not individually redeemable and are issued and redeemed at their NAV per share only through certain authorized broker-dealers (Authorized Participants) in blocks of shares (Creation Units).

Other than in respect of the Preferred and Income Opportunities Active ETF, which meets creation and redemption requests primarily in cash, the consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities (Deposit Securities) plus a specified cash payment. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds reserve the right to permit or require that creations and redemptions of shares are effected fully or partially in cash and reserve the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant maintain with the Fund collateral. A Fund may use such collateral at any time to purchase Deposit Securities. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Transactions in Fund shares were as follows:

	For the Six Months Ended September 30, 2025		For the Period February 4, 2025(a) through March 31, 2025
	Shares	Amount	Shares	Amount
Real Estate Active ETF
Sold	2,950,000	$75,780,352	950,000	$24,103,457
Redeemed	(150,000)	(3,850,972)	(4,000)	(100,000)

Net increase (decrease)	2,800,000	$71,929,380	946,000	$24,003,457

Preferred and Income Opportunities Active ETF
Sold	1,300,000	$33,153,961	1,050,000	$26,269,727
Redeemed	—	—	—	—

Net increase (decrease)	1,300,000	$33,153,961	1,050,000	$26,269,727

Natural Resources Active ETF
Sold	875,000	$21,959,261	675,000	$16,796,369
Redeemed	(125,000)	(3,320,955)	(25,000)	(600,342)

Net increase (decrease)	750,000	$18,638,306	650,000	$16,196,027

(a)	Commencement of investment operations.

Note 6. Income Tax Information

As of September 30, 2025, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Real Estate Active ETF	$95,188,843	$3,735,711	$(1,717,233)	$2,018,478
Preferred and Income Opportunities Active ETF	58,865,459	2,053,599	(151,865)	1,901,734
Natural Resources Active ETF	35,039,762	5,949,110	(307,395)	5,641,715

Note 7. Other Risks

Common Stock Risk: While common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks have also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks (stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation), can react differently from growth stocks (stocks of companies with attractive cash flow returns on invested capital and earnings that are expected to grow). These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Funds may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Funds may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example, a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security (potentially to zero) under such circumstances. In March 2023, a Swiss regulator required a write-down of outstanding CoCos to zero notwithstanding the fact that the equity shares continued to exist and have economic value. It is currently unclear whether regulators of issuers in other jurisdictions will take similar actions. Notwithstanding these risks, the Preferred and Income Opportunities Active ETF intends to continue to invest in CoCos issued by Swiss companies and by companies in other jurisdictions. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below-investment-grade securities. Finally, CoCo issuers can, at their discretion, suspend dividend distributions on their CoCo securities and are more likely to do so in response to negative economic conditions and/or government regulation. Omitted distributions are typically non-cumulative and will not be paid on a future date. Any omitted distribution may negatively impact the returns or distribution rate of the Preferred and Income Opportunities Active ETF.

Credit and Below-Investment-Grade Securities Risk: Preferred securities may be rated below-investment-grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Real Estate Industry Concentration Risk: Since the Real Estate Active ETF concentrates its assets in companies engaged in the real estate industry, an investment in the Real Estate Active ETF will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. By investing in REITs through the Funds, a shareholder will bear expenses of the REITs. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Natural Resources Sector Concentration Risk: Because the Natural Resources Active ETF, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of natural resource companies, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector. The Natural Resources Active ETF’s investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including natural disasters, inflation and international politics. Because the Natural Resources Active ETF concentrates its investments in the natural resources sector, there is the risk that the Natural Resources Active ETF will perform poorly during a downturn in that sector. For example, natural events (such as earthquakes, landslides, floods, fires or disease outbreaks in prime natural resource areas) and political events (such as acts of terrorism, coups, wars and other military confrontations, tariffs, sanctions or embargos) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. Changes in interest rates and general economic conditions may also affect the demand for natural resources.

Financials Sector Concentration Risk: Because the Preferred and Income Opportunities Active ETF invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Preferred and Income Opportunities Active ETF will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Preferred and Income Opportunities Active ETF focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Preferred and Income Opportunities Active ETF will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.

Small- and Medium-Sized Companies Risk: There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, smaller company shares can, and at times will, perform differently than large company stocks.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Funds directly purchase securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency Risk: Although each Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, each Fund’s investments in foreign securities will be subject to foreign currency risk, which means that each Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Funds may, but are not required to, engage in various investments that are designed to hedge each Fund’s foreign currency risks, and such investments are subject to the risks described under “Derivatives and Hedging Transactions Risk” below.

Derivatives and Hedging Transactions Risk: The Funds’ use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Market Disruption and Geopolitical Risk: Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires, and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments.

Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The U.S. and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity.

Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.

Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Funds. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Funds interact. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. In addition, raising the U.S. Government debt ceiling has become increasingly politicized. Any failure to increase the total amount that the U.S. Government is authorized to borrow could lead to a default on U.S. Government obligations. A default or a threat of default by the U.S. Government would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of each Fund’s investments.

The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect each Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, AI Technologies), may pose risks to the Funds. For instance, the rapid advanced development of AI Technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments, nor is it possible to determine the full extent of current or future risks related thereto.

Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption,

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of each Fund and its investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Funds. The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Funds’ interpretation of the application of certain regulations, may adversely affect the ability of the Funds to pursue their investment strategies, their ability to obtain leverage and financing, and the value of investments held by the Funds. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Funds and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Funds’ ability to engage in transactions or raise additional capital and/or increase overall expenses of the Funds.

Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Funds and the instruments in which they invest may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Funds and the instruments in which the Funds invest and their ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Funds or their investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Funds.

Cybersecurity Risk: With the increased use of technologies such as the Internet and AI Technologies, and the dependence on computer systems to perform necessary business functions, the Funds and their service providers (including the investment advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Funds, the investment advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Funds or their shareholders.

Each of the Funds and the investment advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Funds’ third-party service providers. While the Funds have established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

Large Shareholder Risk: The Funds may have one or more large shareholders or a group of shareholders investing in Fund shares indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of a Fund. Such a decision may cause a Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable gains or transaction costs and may negatively affect a Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined below) may engage in creation or redemption transactions directly with a Fund. The Funds have a limited number of institutions that may act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a greater premium or discount between the market price and the NAV per share of Fund shares and/or wider bid/ask spreads than those experienced by other ETFs. Additionally, a Fund could possibly face trading halts and/or delisting from the NYSE Arca (the Exchange). This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

Market Price Relative to NAV Risk: Shares of the Funds are listed for trading on the Exchange and are bought and sold in the secondary market at market prices that may differ, in some cases significantly, from their NAV. The NAV of each Fund will generally fluctuate with changes in the market value of a Fund’s holdings. The market prices of shares, however, will generally fluctuate in response to changes in NAV, as well as the relative supply of, and demand for, Fund shares on the Exchange. Fund shares may trade at a greater premium or discount between the market price and the NAV of a Fund’s shares and/or wider bid/ask spreads than those experienced by other ETFs. The investment advisor cannot predict whether Fund shares will trade below, at or above their NAV. Price differences may result because of, among other factors, supply and demand forces in the secondary trading market for Fund shares. It is expected that these forces generally will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings. In this regard, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Different investment strategies or techniques, including those intended to be defensive in nature, including, for example, stop loss orders to sell an ETF’s shares in the secondary market during negative market events or conditions, such as a “flash crash” or other market disruptions, may not work as intended and may produce significant losses to investors. Investors should consult their financial intermediary prior to using any such investment strategies or techniques, or before investing in a Fund.

Liquidity Risk: Liquidity risk is the risk that particular investments of a Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which a Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease a Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Fund Shares Liquidity Risk: Although the Funds’ shares are listed on the Exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained by market makers or Authorized Participants, particularly in times of stressed market conditions. There is no guarantee that the Funds will be able to attract market makers and Authorized Participants. There is no obligation for market makers to make a market in the Funds’ shares or for Authorized Participants to submit purchase or redemption orders for creation units. Accordingly, if such parties determine not to perform their respective functions, this could, such as during times of market stress, in turn, lead to variances between the market price of the Funds’ shares and the underlying value of those shares and bid/ask spreads could widen. Trading in Fund shares on the Exchange also may be disrupted or even halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange may be subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There also can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Funds’ shares will continue to be met or will remain unchanged.

Tax Risk: Each Fund’s ability to make direct and indirect investments in certain asset classes described herein, including commodities, gold and other precious metals, and certain related investments, is limited by the Fund’s intention to qualify as a RIC under Subchapter M of the Code; if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. tax purposes, the Fund’s status as a RIC may be jeopardized. If a Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income.

New Fund Risk: The Funds are recently formed ETFs. Accordingly, investors in a Fund bear the risk that the Fund may not be successful, which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable to shareholders. Such a liquidation could have negative tax consequences for shareholders.

Active Management Risk: As actively managed portfolios, the value of each Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the investment advisor’s investment techniques could fail to achieve a Fund’s investment objective or negatively affect a Fund’s investment performance.

Non-Diversification Risk: As a “non-diversified” investment company, each Fund can invest in fewer individual companies than a diversified investment company. As a result, the Funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which they invest. The Funds’ relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.

This is not a complete list of the risks of investing in the Funds. For additional information concerning the risks of investing in the Fund, please consult the Funds’ prospectus.

Note 8. Operating Segments

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive committee of the Funds’ investment advisor and the Funds’ chief executive officer and chief financial officer act as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Fund’s total returns, expense ratios, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

Note 9. Other

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after September 30, 2025 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 866-737-6370, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Funds’ proxy voting record for the current period through June 30 is available (i) without charge, upon request, by calling 866-737-6370 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Funds’ complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Funds’ fiscal quarter. The Funds’ Form N-PORT is available (i) without charge, upon request, by calling 866-737-6370 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Funds to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Funds’ investment company taxable income and net realized gains. Distributions in excess of the Funds’ investment company taxable income and net realized gains are a return of capital distributed from the Funds’ assets. To the extent this occurs, the Fund’s shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Funds’ total assets and, therefore, could have the effect of increasing the Funds’ expense ratio. In addition, in order to make these distributions, the Funds may have to sell portfolio securities at a less than opportune time.

Cohen & Steers Privacy Policy (Unaudited)

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number and account balances

•

Transaction history and account transactions

•

Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 866-737-6370

Cohen & Steers Privacy Policy (Unaudited)—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Registered Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

•

Open an account or buy securities from us

•

Provide account information or give us your contact information

•

Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

Cohen & Steers ETF Trust

OFFICERS AND TRUSTEES

Joseph M. Harvey

Trustee and Chair

Adam M. Derechin

Trustee

Michael G. Clark

Trustee

George Grossman

Trustee

Dean A. Junkans

Trustee

Gerald J. Maginnis

Trustee

Jane F. Magpiong

Trustee

Daphne L. Richards

Trustee

Ramona Rogers-Windsor

Trustee

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Treasurer and Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer

and Vice President

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Foreside Fund Services, LLC

190 Middle Street, Suite 301

Portland, ME 04101

NYSE Arca tickers:
CSRE—Cohen & Steers Real Estate Active ETF CSPF—Cohen & Steers Preferred and Income Opportunities Active ETF
CSNR—Cohen & Steers Natural Resources Active ETF

eDelivery AVAILABLE

Stop traditional mail delivery;

receive your shareholder reports

and prospectus online.

Sign up at cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers ETF Trust unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Funds. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

Website: cohenandsteers.com

ETFSAR

(b) Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ETF TRUST

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer (President and Chief Executive Officer)

Date:	December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer (President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj
Title: Principal Financial Officer (Treasurer and Chief Financial Officer)

Date:	December 3, 2025